J.P. Morgan Mortgage Trust 2021-14 ABS-15G

Exhibit 99.16

ATR QM Data Fields

Loans in Report: 1

Client Loan Number	Seller Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
XXXXXXXXXX	302956402	QM: Safe Harbor	No	Yes
1